DEBT OBLIGATIONS - Partnership’s Debt Obligations (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 BRL (R$)	Jun. 30, 2026 AED (د.إ)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 SEK (kr)	Jun. 30, 2026 INR (₨)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 NZD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 DKK (kr)	Jun. 30, 2026 KRW (₩)	Mar. 18, 2026 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 AED (د.إ)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 INR (₨)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 NZD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 DKK (kr)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 49,519																$ 46,314															$ 51,499
Current	6,830																10,876
Non-current	$ 28,144																35,354
Percentage of debt obligations with suspended contractual payment	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Disposal groups classified as held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 14,545																84
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Total debt obligations	(157)																(257)
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	31,816																29,178
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	7,034		£ 5,304														7,026		£ 5,214
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,269	$ 4,641															3,158	$ 4,334
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,737			€ 3,272													2,216			€ 1,886
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,466				$ 2,118												1,240				$ 1,858
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	509					R$ 2,635											495					R$ 2,724
United Arab Emirates Dirham
Disclosure of detailed information about borrowings [line items]
Total debt obligations	477						د.إ 1,752										456						د.إ 1,676
Singapore Dollar
Disclosure of detailed information about borrowings [line items]
Total debt obligations	457							$ 592									271							$ 348
Swedish Krona
Disclosure of detailed information about borrowings [line items]
Total debt obligations	257								kr 2,491								266								kr 2,453
Indian Rupees
Disclosure of detailed information about borrowings [line items]
Total debt obligations	252									₨ 23,755							244									₨ 21,952
Chinese Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	205										¥ 1,392						205										¥ 1,432
New Zealand Dollar
Disclosure of detailed information about borrowings [line items]
Total debt obligations	83											$ 145					0											$ 0
Hong Kong Dollar
Disclosure of detailed information about borrowings [line items]
Total debt obligations	60												$ 473				59												$ 457
Danish Krone
Disclosure of detailed information about borrowings [line items]
Total debt obligations	54													kr 355			57													kr 361
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	0														₩ 0		1,700														₩ 2,457,000
Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligations:	15,952																17,504
Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligations:	$ 26,812																$ 21,564
Weighted-average rate | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%	5.48%		5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%	5.29%
Weighted-average rate | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%	5.99%		6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%	6.37%
Brookfield Property Partners’ credit facilities
Disclosure of detailed information about borrowings [line items]
Corporate unsecured facilities:	$ 2,060																$ 1,260
Brookfield Property Partners’ credit facilities | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.59%	5.59%	5.59%	5.59%	5.59%	5.59%	5.59%	5.59%	5.59%	5.59%	5.59%	5.59%	5.59%	5.59%	5.59%		5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%	5.74%
Brookfield Property Partners’ corporate bonds
Disclosure of detailed information about borrowings [line items]
Corporate unsecured facilities:	$ 1,338																$ 1,020
Brookfield Property Partners’ corporate bonds | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%	5.22%		5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%	5.10%
GGP Retail LLC (“GGP”) term debt
Disclosure of detailed information about borrowings [line items]
Corporate unsecured facilities:	$ 842																$ 846
GGP Retail LLC (“GGP”) term debt | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	6.64%	6.64%	6.64%	6.64%	6.64%	6.64%	6.64%	6.64%	6.64%	6.64%	6.64%	6.64%	6.64%	6.64%	6.64%		7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%
GGP senior secured notes
Disclosure of detailed information about borrowings [line items]
Corporate unsecured facilities:	$ 497																$ 1,124
GGP senior secured notes | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%		5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
GGP corporate facility
Disclosure of detailed information about borrowings [line items]
Corporate unsecured facilities:	$ 325																$ 424
GGP corporate facility | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%	6.49%		6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%	6.58%
GGP junior subordinated notes
Disclosure of detailed information about borrowings [line items]
Corporate unsecured facilities:	$ 203																$ 202
GGP junior subordinated notes | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.41%	5.41%	5.41%	5.41%	5.41%	5.41%	5.41%	5.41%	5.41%	5.41%	5.41%	5.41%	5.41%	5.41%	5.41%		5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%	5.57%
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Corporate unsecured facilities:	$ 147																$ 220
Subsidiary borrowings | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%		4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%	4.41%
Brookfield Office Properties Inc. (“BPO”) subordinated notes
Disclosure of detailed information about borrowings [line items]
Corporate unsecured facilities:	$ 141																$ 0
Total debt obligations																$ 200
Borrowings, variable rate																4.58%
Brookfield Office Properties Inc. (“BPO”) subordinated notes | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate																7.63%
Brookfield Office Properties Inc. (“BPO”) subordinated notes | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%	7.63%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Secured debt obligations:	$ 1,359																$ 2,407
Funds subscription credit facilities | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%	6.15%		5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%	5.34%